CONSOLIDATED INCOME STATEMENT - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Revenue	€ 4,883	€ 5,907	€ 5,686
Cost of sales	(4,393)	(5,305)	(5,148)
Gross profit	490	602	538
Selling and administrative expenses	(237)	(276)	(247)
Research and development expenses	(39)	(48)	(40)
Other gains and losses - net	(89)	(23)	153
Income from operations	125	255	404
Finance costs - net	(159)	(175)	(149)
Share of income / (loss) of joint-ventures	0	2	(33)
(Loss) / income before income tax	(34)	82	222
Income tax benefit / (expense)	17	(18)	(32)
Net (loss) / income	(17)	64	190
Net (loss) / income attributable to:
Equity holders of Constellium	(21)	59	188
Non-controlling interests	4	5	2
Net (loss) / income	€ (17)	€ 64	€ 190
Earnings per share attributable to the equity holders of Constellium (in Euros per share)
Basic (in EUR per share)	€ (0.15)	€ 0.43	€ 1.40
Diluted (in EUR per share)	€ (0.15)	€ 0.41	€ 1.37
Weighted average shares
Basic (in shares)	138,739,635	136,856,978	134,761,736
Diluted (in shares)	138,739,635	142,645,619	138,145,914